Presentation of the financial statements	12 Months Ended
Dec. 31, 2017
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Presentation of the financial statements

1. Presentation of the financial statements

Description of business

GSK is a major global healthcare group which is engaged in the creation and discovery, development, manufacture and marketing of pharmaceutical products, vaccines, over-the-counter (OTC) medicines and health-related consumer products. GSK’s principal pharmaceutical products include medicines in the following therapeutic areas: respiratory, HIV, immuno-inflammation, anti-virals, central nervous system, cardiovascular and urogenital, metabolic, anti-bacterials, dermatology and rare diseases.

Compliance with applicable law and IFRS

The financial statements have been prepared in accordance with the Companies Act 2006, Article 4 of the IAS Regulation and International Financial Reporting Standards (IFRS) and related interpretations, as adopted by the European Union.

The financial statements are also in compliance with IFRS as issued by the International Accounting Standards Board.

Composition of financial statements

The consolidated financial statements are drawn up in Sterling, the functional currency of GlaxoSmithKline plc, and in accordance with IFRS accounting presentation. The financial statements comprise:

•	Consolidated income statement

•	Consolidated statement of comprehensive income

•	Consolidated balance sheet

•	Consolidated statement of changes in equity

•	Consolidated cash flow statement

•	Notes to the financial statements.

Composition of the Group

A list of the subsidiaries and associates which, in the opinion of the Directors, principally affected the amount of profit or net assets of the Group is given in Note 44, ‘Principal Group companies’.

Accounting principles and policies

The financial statements have been prepared using the historical cost convention modified by the revaluation of certain items, as stated in the accounting policies, and on a going concern basis.

The financial statements have been prepared in accordance with the Group’s accounting policies approved by the Board and described in Note 2, ‘Accounting principles and policies’. Information on the application of these accounting policies, including areas of estimation and judgement is given in Note 3, ‘Key accounting judgements and estimates’.

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Implementation of new accounting standards and interpretations

An agenda decision by the IFRS Interpretations Committee in September 2017 clarified that charges for interest on tax should be reported within finance expense and certain penalties on tax settlements should be reported within administrative expenses. Previously GSK had reported these charges within the overall tax charge in the income statement or other comprehensive income, as appropriate.

GSK has adopted the revised basis of reporting in 2017 and, as a result of a number of settlements during the year, has recorded credits for interest on tax for 2017 of £24 million in finance expense. There were no material charges for penalties on settlements during 2017 that required adjustment.

Accrued interest payable on tax at 31 December 2017 was £52 million, and this is included within trade and other payables on the Group balance sheet. The impact on prior years was not material and so prior year amounts have not been restated.

Financial period

These financial statements cover the financial year from 1 January to 31 December 2017, with comparative figures for the financial years from 1 January to 31 December 2016 and, where appropriate, from 1 January to 31 December 2015.

Parent company financial statements

The financial statements of the parent company, GlaxoSmithKline plc, have been prepared in accordance with UK GAAP and with UK accounting presentation. The company balance sheet is presented on page 239 and the accounting policies are given on page 240.